MINERAL PROPERTIES (Details Textual)			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 15, 2017 USD ($)	Jan. 14, 2015 USD ($) a mine	Mar. 29, 2017 USD ($)	Jun. 30, 2018 USD ($) a lb	Dec. 31, 2017 USD ($) a mine	Jun. 30, 2018 mine	Jun. 30, 2018	Jun. 30, 2018 a	Feb. 28, 2018 USD ($)	Sep. 30, 2013 a	Apr. 05, 2012 a mine
Mineral properties
Royalty percentage on precious metals							1.00%
Statewide bond									$ 200,000
Payments to Acquire Businesses, Gross		$ 6,000,000
Minerals Lease and Sublease work commitment Amount			$ 500,000
Owner [Member]
Mineral properties
Unpatented mining claims owned					43
Acres of Property | a					1,899
Advance royalty required to pay per year					$ 10
Royalty Return Percentage					3.00%
Royalty Capping Amount					$ 25
Purchase Options, Land					500
Net Smelter Return Payment					$ 1,000,000
Lessor [Member]
Mineral properties
Acres of Property | a					800
Advance royalty required to pay per year					$ 20,000
Royalty Return Percentage					3.00%
Royalty Capping Amount					$ 50,000
Purchase Options, Land					350,000
Net Smelter Return Payment				$ 1,000,000
Newmont USA Ltd
Mineral properties
Acres of Property | a		1,300
BLM
Mineral properties
Statewide bond				12,500,000	12,300,000
Excess amount of the current coverage requirement to reclaim land disturbed in exploration and mining operations				80,000	76,000
Debt Instrument, Collateral Amount				$ 3,690,000	$ 3,690,000
New Nevada Lands, LLC
Mineral properties
Acres of Property | a		1,600
Relief Canyon acre mine [Member]
Mineral properties
Unpatented mill sites owned | mine		74
Unpatented mining claims owned					1,056		1,056
Acres of Property | a					29,000			29,000
Mine site Claim Owned					120		120
Unpatented Mining Claims Leased					143		143
Area of Land for Leased | a					4,127			4,127
Area of Land for Subleased | a					3,739			3,739
Royalty Return Percentage Total					4.50%		4.50%
Net smelter return royalty percentage					2.00%		2.00%
Maximum | Relief Canyon
Mineral properties
Royalty Return Percentage Total					5.00%		5.00%
Minimum | Relief Canyon
Mineral properties
Royalty Return Percentage					2.00%		2.00%
Relief Canyon Mine - Newmont Properties
Mineral properties
Unpatented lode mining claims owned | mine											62
Relief Canyon Mine - Newmont Properties | 2006 Mineral Lease and Sublease
Mineral properties
Rental payment per acre per year | a				10.00	10.00
Minerals Lease and Sublease work commitment Amount				$ 500,000	$ 500,000
Relief Canyon Mine - Newmont Properties | Victoria Gold
Mineral properties
Area of properties held under leases and subleases | a											8,900
Relief Canyon Mine - Newmont Properties | Newmont USA Ltd
Mineral properties
Acres of privately-owned fee minerals leased (in acres) | a											4,900
Relief Canyon Mine - Newmont Properties | Newmont USA Ltd | Relief Canyon
Mineral properties
Acres of Property | a											2,800
Relief Canyon Mine - Newmont Properties | Relief Canyon acre mine [Member]
Mineral properties
Acres of Property | a											13,300
Pershing Pass Property
Mineral properties
Unpatented mill sites owned | mine					17	17
Unpatented mining claims owned						765	746			19
Acres of Property | a					12,900			12,900		400
Area of properties held under leases and subleases | a					635			635
Royalty percentage on gold if gold prices are less than $500 per ounce					2.00%		2.00%
Gold price (per ounce) | lb				500
Royalty percentage on gold if gold prices are over $1,500 per ounce					3.50%		3.50%
Gold price (per ounce) | lb				1,500
Rate at which the entity can repurchase royalty percentage of gold				$ 600,000	$ 600,000
Unpatented Mining Claims Leased					19		19
Royalty Return Percentage					2.00%		2.00%
Net smelter return royalty percentage					2.00%		2.00%
Pershing Pass Property | Other Metal
Mineral properties
Royalty percentage on precious metals							0.50%
Pershing Pass Property | Wolf Pack Gold (Nevada) Corp
Mineral properties
Unpatented mining claims owned					19		19
Purchase price for acquisition of unpatented mining claims				250,000	$ 250,000
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | Starting September 2016 till September 2023
Mineral properties
Advance royalty required to pay per year				10,000	10,000
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | Starting September 2023 till September 2028
Mineral properties
Advance royalty required to pay per year				12,500	12,500
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | Starting September 2028 till September 2033
Mineral properties
Advance royalty required to pay per year				15,000	15,000
Pershing Pass Property | Minimum | Wolf Pack Gold (Nevada) Corp | September 2033
Mineral properties
Advance royalty required to pay per year				$ 20,000	$ 20,000
2015 Newmont Lease
Mineral properties
Acres of Property | a					2,770			2,770
Percentage of Royalty To Smelter Returns				2.50%	2.50%
Minerals Lease and Sublease work commitment Amount	$ 2,300,000			$ 2,600,000	$ 2,600,000
Minerals Lease and Sublease exploration expenditures	$ 2,900,000
Newmont Leased Property [Member]
Mineral properties
Unpatented lode mining claims owned | mine											155
Amount required to be spent in exploration expenses in 2017				270,000	260,000
Minerals Lease and Sublease work commitment Amount				$ 1,500,000	$ 1,500,000